Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Beginning Balance at Dec. 31, 2016	$ 40,318	$ 58,412	$ 9,881	$ (127)	$ (27,848)
Beginning Balance (shares) at Dec. 31, 2016		14,878,674
Statements [Line Items]
Net income	3,380				3,380
Other comprehensive loss, net of tax	501			501
Total comprehensive income	3,881			501	3,380
Effect of share option compensation plan	247		247
Effect of RSU compensation plan	4,208		4,208
Share issuances - options exercised	60	$ 395	(335)
Share issuances - options exercised (shares)		16,988
Settlement of RSUs		$ 1,261	(1,261)
Share capital held in trust	(2,361)	(2,361)
Shares repurchased	(3,406)	$ (1,313)	(2,093)
Shares repurchased (shares)		(334,212)
Ending Balance at Dec. 31, 2017	42,947	$ 56,394	10,647	374	(24,468)
Ending Balance (shares) at Dec. 31, 2017		14,561,450
Statements [Line Items]
Net income	7,792				7,792
Other comprehensive loss, net of tax	(1,020)			(1,020)
Total comprehensive income	6,772			(1,020)	7,792
Effect of share option compensation plan	72		72
Effect of RSU compensation plan	4,309		4,309
Share issuances - options exercised	351	$ 1,385	(1,034)
Share issuances - options exercised (shares)		119,521
Settlement of RSUs	(2,722)	$ 1,377	(4,099)
Share capital held in trust	(3,062)	(3,062)
Shares repurchased	(7,657)	$ (2,208)	(5,449)
Shares repurchased (shares)		(569,107)
Ending Balance at Dec. 31, 2018	$ 41,010	$ 53,886	$ 4,446	$ (646)	$ (16,676)
Ending Balance (shares) at Dec. 31, 2018		14,111,864